Schedule of Investments
(unaudited)
July 31, 2024
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 6.0%
Aristocrat Leisure Ltd. ........... 2,849 $ 101,465
Brambles Ltd. ................ 3,324 33,887
Cochlear Ltd. ................ 383 86,541
Coles Group Ltd. .............. 933 11,058
Commonwealth Bank of Australia ... 538 48,479
Fortescue Ltd. ................ 2,153 26,789
IGO Ltd. .................... 307 1,124
Iluka Resources Ltd. ............ 1,504 5,984
JB Hi-Fi Ltd. ................. 236 10,775
Macquarie Group Ltd. ........... 1,034 142,305
Northern Star Resources Ltd. ...... 572 5,309
REA Group Ltd. ............... 456 61,309
Rio Tinto Ltd. ................ 1,075 82,605
Rio Tinto plc ................. 871 56,644
South32 Ltd. ................. 17,545 35,190
Stockland
(a)
.................. 5,782 17,464
Wesfarmers Ltd. .............. 2,402 115,926
Woodside Energy Group Ltd. ...... 5,268 95,534
Worley Ltd. .................. 8,642 85,720
1,024,108
Austria — 0.6%
BAWAG Group AG
(b) (c)
........... 483 35,273
Erste Group Bank AG ........... 1,169 60,807
OMV AG ................... 189 7,908
Verbund AG ................. 26 2,088
106,076
Belgium — 0.8%
Groupe Bruxelles Lambert NV ..... 243 18,135
KBC Group NV ............... 1,321 102,174
Sofina SA ................... 24 5,671
Umicore SA ................. 160 2,197
Warehouses De Pauw CVA ....... 151 4,090
132,267
China — 0.5%
BOC Hong Kong Holdings Ltd. ..... 15,000 43,640
Budweiser Brewing Co. APAC Ltd.
(b) (c)
17,300 21,006
Prosus NV .................. 499 17,407
Wilmar International Ltd. ......... 2,000 4,769
Yangzijiang Shipbuilding Holdings Ltd. 600 1,210
88,032
Denmark — 3.9%
Genmab A/S
(d)
................ 98 27,682
Novo Nordisk A/S , Class B ....... 4,027 533,549
Pandora A/S ................. 230 36,053
Vestas Wind Systems A/S
(d)
....... 2,598 64,293
661,577
Finland — 1.0%
Nordea Bank Abp ............. 8,031 93,977
Stora Enso OYJ , Class R ........ 91 1,137
Wartsila OYJ Abp .............. 3,533 73,009
168,123
France — 8.3%
Air Liquide SA ................ 90 16,421
Airbus SE ................... 46 6,961
Amundi SA
(b) (c)
................ 456 33,279
Arkema SA .................. 66 5,956
AXA SA .................... 2,137 75,030
BNP Paribas SA .............. 2,284 156,485
Capgemini SE ................ 3 596
Carrefour SA ................. 4,911 73,259
Security
Shares
Shares Value
France (continued)
Cie Generale des Etablissements
Michelin SCA .............. 663 $ 26,247
Credit Agricole SA ............. 6,950 105,470
Danone SA .................. 2,571 167,025
Dassault Aviation SA ........... 69 13,892
Dassault Systemes SE .......... 1,841 69,790
Eiffage SA .................. 813 80,911
Engie SA ................... 6,279 98,707
EssilorLuxottica SA ............ 172 39,361
Eurazeo SE ................. 135 10,621
Forvia SE ................... 104 1,218
Gecina SA .................. 169 16,754
Hermes International SCA ........ 40 87,413
La Francaise des Jeux SAEM
(b) (c)
... 358 13,890
Legrand SA ................. 16 1,729
L'Oreal SA .................. 86 37,191
LVMH Moet Hennessy Louis Vuitton SE 144 101,572
Pernod Ricard SA ............. 295 39,473
Publicis Groupe SA ............ 126 13,154
Safran SA ................... 3 659
Thales SA ................... 4 636
TotalEnergies SE .............. 763 51,477
Ubisoft Entertainment SA
(d)
....... 225 4,622
Valeo SE ................... 5,252 60,016
1,409,815
Germany — 8.8%
Allianz SE (Registered) .......... 778 219,136
Bayer AG (Registered) .......... 367 10,918
Beiersdorf AG ................ 146 21,191
Deutsche Lufthansa AG (Registered) 2,296 14,389
Deutsche Post AG ............. 397 17,708
Deutsche Telekom AG (Registered) . 7,387 193,225
Evonik Industries AG ........... 1,121 22,702
Fresenius SE & Co. KGaA
(d)
...... 1,204 43,140
Henkel AG & Co. KGaA ......... 360 27,894
HUGO BOSS AG .............. 34 1,351
Mercedes-Benz Group AG ........ 2,645 174,846
Merck KGaA ................. 7 1,251
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 193 95,057
Nemetschek SE ............... 21 2,006
Nordex SE
(d)
................. 1,251 18,967
SAP SE .................... 1,677 354,552
Siemens AG (Registered) ........ 1,433 262,378
Siemens Energy AG
(d)
........... 587 17,046
Volkswagen AG ............... 36 4,248
1,502,005
Hong Kong — 1.3%
AIA Group Ltd. ............... 28,600 191,302
CK Asset Holdings Ltd. .......... 2,000 7,642
Swire Properties Ltd. ........... 4,200 6,633
Wharf Real Estate Investment Co. Ltd. 8,000 19,667
225,244
Ireland — 0.1%
Kerry Group plc , Class A ......... 136 12,715
Israel — 0.4%
Bank Hapoalim BM ............ 1,940 17,802
Elbit Systems Ltd. ............. 65 11,634
Mizrahi Tefahot Bank Ltd. ........ 18 650
Nice Ltd.
(d)
.................. 225 40,610
70,696

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Italy — 1.6%
A2A SpA ................... 16,033 $ 33,959
Banco BPM SpA .............. 72 499
Enel SpA ................... 11,394 81,344
Generali .................... 940 24,330
Intesa Sanpaolo SpA ........... 13,778 55,950
Mediobanca Banca di Credito
Finanziario SpA ............. 284 4,610
Poste Italiane SpA
(b) (c)
........... 429 5,808
UniCredit SpA ................ 1,586 65,144
271,644
Japan — 22.0%
Asahi Group Holdings Ltd. ........ 2,400 88,352
Asahi Kasei Corp. ............. 8,000 57,690
Astellas Pharma, Inc. ........... 7,400 85,825
Canon, Inc. .................. 500 15,651
Dai-ichi Life Holdings, Inc. ........ 900 27,441
Daiichi Sankyo Co. Ltd. .......... 3,100 126,256
Daito Trust Construction Co. Ltd. ... 100 12,026
Daiwa House Industry Co. Ltd. ..... 3,100 87,787
Daiwa Securities Group, Inc. ...... 2,900 23,943
Disco Corp. .................. 100 33,440
Fujitsu Ltd. .................. 600 10,896
Hitachi Ltd. .................. 8,400 181,496
Honda Motor Co. Ltd. ........... 1,500 16,027
J Front Retailing Co. Ltd. ......... 300 3,634
Japan Exchange Group, Inc. ...... 200 4,696
Japan Post Bank Co. Ltd. ........ 1,300 13,528
Japan Post Holdings Co. Ltd. ...... 400 4,236
KDDI Corp. .................. 200 6,018
Kirin Holdings Co. Ltd. .......... 3,900 55,137
Komatsu Ltd. ................ 1,200 34,113
Marubeni Corp. ............... 7,000 131,738
Mitsubishi Corp. ............... 200 4,130
Mitsubishi Estate Co. Ltd. ........ 4,300 73,289
Mitsubishi HC Capital, Inc. ........ 100 719
Mitsubishi UFJ Financial Group, Inc. . 11,000 127,054
Mitsui Fudosan Co. Ltd. ......... 4,500 46,619
Mizuho Financial Group, Inc. ...... 7,900 180,595
MS&AD Insurance Group Holdings, Inc. 1,300 30,647
Murata Manufacturing Co. Ltd. ..... 4,600 102,341
Nikon Corp. ................. 2,000 22,971
Nintendo Co. Ltd. .............. 2,500 138,146
Nippon Express Holdings, Inc. ..... 300 14,844
Nippon Yusen KK .............. 700 22,557
Nitto Denko Corp. ............. 600 52,100
Nomura Real Estate Holdings, Inc. .. 300 8,386
Nomura Research Institute Ltd. .... 1,700 52,482
Obayashi Corp. ............... 2,900 38,075
Oji Holdings Corp. ............. 800 3,407
Ono Pharmaceutical Co. Ltd. ...... 2,000 29,505
Oriental Land Co. Ltd. .......... 1,200 34,355
ORIX Corp. .................. 1,200 29,028
Otsuka Holdings Co. Ltd. ........ 500 25,484
Panasonic Holdings Corp. ........ 16,200 132,697
Recruit Holdings Co. Ltd. ........ 3,800 217,905
Resona Holdings, Inc. .......... 1,900 13,625
Sankyo Co. Ltd. ............... 2,200 24,429
Sekisui House Ltd. ............. 3,400 85,192
Shimizu Corp. ................ 400 2,514
SoftBank Corp. ............... 2,800 36,525
SoftBank Group Corp. .......... 1,000 61,112
Sompo Holdings, Inc. ........... 900 20,522
Sony Group Corp. ............. 2,400 213,165
Sumitomo Chemical Co. Ltd. ...... 19,400 49,731
Sumitomo Corp. .............. 5,900 146,601
Security
Shares
Shares Value
Japan (continued)
Sumitomo Metal Mining Co. Ltd. .... 200 $ 6,099
Sumitomo Mitsui Financial Group, Inc. 3,100 223,860
Sumitomo Mitsui Trust Holdings, Inc. . 1,600 40,443
Suntory Beverage & Food Ltd. ..... 100 3,592
T&D Holdings, Inc. ............. 500 9,373
Takeda Pharmaceutical Co. Ltd. .... 400 11,230
Tokio Marine Holdings, Inc. ....... 1,800 70,620
Tokyo Electron Ltd. ............ 700 146,473
Toyota Motor Corp. ............ 5,800 111,422
Toyota Tsusho Corp. ............ 2,800 55,980
Unicharm Corp. ............... 600 20,100
3,759,874
Luxembourg — 0.6%
ArcelorMittal SA ............... 4,838 110,165
Netherlands — 5.7%
Adyen NV
(b) (c) (d)
............... 14 17,125
Aegon Ltd. .................. 215 1,391
Argenx SE
(d)
................. 41 20,963
ASML Holding NV ............. 519 483,278
Euronext NV
(b) (c)
............... 284 28,713
ING Groep NV ................ 9,510 172,616
Koninklijke Philips NV
(d)
.......... 421 11,826
NN Group NV ................ 2,766 138,809
Wolters Kluwer NV ............. 629 105,301
980,022
New Zealand — 0.4%
Meridian Energy Ltd. ........... 1,844 7,133
Xero Ltd.
(d)
.................. 596 54,306
61,439
Norway — 1.1%
Equinor ASA ................. 4,966 131,501
Kongsberg Gruppen ASA ........ 169 16,994
Norsk Hydro ASA .............. 4,558 25,282
Orkla ASA ................... 857 7,233
181,010
Singapore — 1.0%
Singapore Telecommunications Ltd. . 58,900 136,010
United Overseas Bank Ltd. ....... 1,200 29,099
165,109
Spain — 3.6%
Acciona SA .................. 195 25,281
ACS Actividades de Construccion y
Servicios SA ............... 64 2,859
Banco Bilbao Vizcaya Argentaria SA . 3,923 41,118
Banco Santander SA ........... 26,659 128,607
Iberdrola SA ................. 15,199 200,751
Industria de Diseno Textil SA ...... 3,058 148,585
Repsol SA .................. 4,955 70,673
617,874
Sweden — 3.0%
Alfa Laval AB ................ 109 4,819
Atlas Copco AB , Class A ......... 3,822 68,023
Atlas Copco AB , Class B ......... 3,005 47,016
Boliden AB .................. 249 7,615
Electrolux AB , Class B
(d)
......... 856 7,625
Evolution AB
(b) (c)
............... 165 15,983
Hexagon AB , Class B ........... 5,289 53,865
Holmen AB , Class B ............ 14 550
Industrivarden AB , Class A ....... 27 926
Industrivarden AB , Series C , Class C 47 1,593
Investor AB , Class B ............ 4,255 120,800

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Sweden (continued)
Sandvik AB .................. 67 $ 1,372
SKF AB , Class B .............. 626 11,638
Svenska Handelsbanken AB , Class A 2,062 20,814
Swedbank AB , Class A .......... 5,720 121,630
Tele2 AB , Class B ............. 1,514 15,588
Trelleborg AB , Class B .......... 462 17,169
Volvo AB , Class B ............. 94 2,399
519,425
Switzerland — 6.6%
ABB Ltd. (Registered) ........... 3,847 213,534
Chocoladefabriken Lindt & Spruengli
AG ..................... 4 50,135
Flughafen Zurich AG (Registered) ... 17 3,934
Givaudan SA (Registered) ........ 19 93,215
Kuehne + Nagel International AG
(Registered) ............... 488 151,276
Logitech International SA (Registered) 715 64,405
Novartis AG (Registered) ........ 3,181 355,088
Sonova Holding AG (Registered) ... 443 135,795
UBS Group AG (Registered) ...... 201 6,090
Zurich Insurance Group AG ....... 94 51,678
1,125,150
United Kingdom — 12.4%
3i Group plc ................. 164 6,598
AstraZeneca plc .............. 2,148 341,255
Auto Trader Group plc
(b) (c)
........ 8,015 83,956
Aviva plc ................... 1,361 8,767
BAE Systems plc .............. 10,540 175,787
BP plc ..................... 16,218 95,866
British Land Co. plc (The) ........ 6,537 34,648
BT Group plc ................. 17,600 31,918
Bunzl plc ................... 498 20,866
CK Hutchison Holdings Ltd. ....... 14,500 75,750
Compass Group plc ............ 3,283 101,100
ConvaTec Group plc
(b) (c)
......... 4,072 12,269
Drax Group plc ............... 2,955 24,717
HSBC Holdings plc ............ 7,465 67,888
IG Group Holdings plc .......... 84 1,014
Informa plc .................. 9,833 109,886
Intertek Group plc ............. 729 47,340
J Sainsbury plc ............... 10,353 36,714
Johnson Matthey plc ........... 3,607 76,000
Kingfisher plc ................ 4,590 16,318
London Stock Exchange Group plc .. 410 49,908
Man Group plc ............... 170 535
Marks & Spencer Group plc ....... 1,096 4,629
RELX plc ................... 2,518 118,843
Rolls-Royce Holdings plc
(d)
....... 2,188 12,669
Smiths Group plc .............. 3,271 75,132
Spectris plc .................. 499 19,574
Standard Chartered plc .......... 4,618 45,618
Tesco plc ................... 39,303 167,607
Unilever plc .................. 1,722 105,702
Vodafone Group plc ............ 146,581 137,163
Weir Group plc (The) ........... 80 2,088
WPP plc .................... 96 926
2,109,051
United States — 7.9%
CSL Ltd. .................... 438 88,898
Experian plc ................. 472 22,269
GSK plc .................... 6,220 120,785
James Hardie Industries plc , CDI
(d)
.. 976 35,062
Nestle SA (Registered) .......... 2,221 224,971
Security
Shares
Shares Value
United States (continued)
Roche Holding AG ............. 395 $ 127,885
Sanofi SA ................... 878 90,515
Schneider Electric SE ........... 1,055 254,292
Shell plc .................... 9,070 330,727
Signify NV
(b) (c)
................ 615 15,224
Stellantis NV ................. 2,135 35,578
Swiss Re AG ................. 89 10,972
1,357,178
Total Common Stocks — 97.6%
(Cost: $ 13,830,370 ) .............................. 16,658,599
Preferred Securities
Preferred Stocks — 0.6%
Germany — 0.6%
Henkel AG & Co. KGaA (Preference) 468 40,034
Porsche Automobil Holding SE
(Preference) ............... 199 8,895
Volkswagen AG (Preference) ...... 405 45,199
94,128
Total Preferred Securities — 0.6%
(Cost: $ 95,407 ) ................................ 94,128
Total Long-Term Investments — 98 .2%
(Cost: $ 13,925,777 ) .............................. 16,752,727
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.21%
(e) (f)
.... 391,438 391,438
Total Short-Term Securities — 2 .3%
(Cost: $ 391,438 ) ................................ 391,438
Total Investments — 100.5%
(Cost: $ 14,317,215 ) .............................. 17,144,165
Liabilities in Excess of Other Assets — (0.5) % ............ (80,839)
Net Assets — 100.0% .............................. $ 17,063,326
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage International Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 345,282 $ 46,156
(a)
$ — $ — $ — $ 391,438 391,438 $ 4,737 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage International Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index ..................................................... 3 09/20/24 $ 358 $ 7,368
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 1,024,108 $ — $ 1,024,108
Austria .............................................. — 106,076 — 106,076
Belgium ............................................. — 132,267 — 132,267
China ............................................... — 88,032 — 88,032
Denmark ............................................. — 661,577 — 661,577
Finland .............................................. — 168,123 — 168,123
France .............................................. — 1,409,815 — 1,409,815
Germany ............................................ — 1,502,005 — 1,502,005
Hong Kong ........................................... — 225,244 — 225,244
Ireland .............................................. — 12,715 — 12,715
Israel ............................................... — 70,696 — 70,696
Italy ................................................ — 271,644 — 271,644
Japan ............................................... — 3,759,874 — 3,759,874
Luxembourg .......................................... — 110,165 — 110,165
Netherlands ........................................... — 980,022 — 980,022
New Zealand .......................................... 7,133 54,306 — 61,439
Norway .............................................. — 181,010 — 181,010
Singapore ............................................ — 165,109 — 165,109
Spain ............................................... — 617,874 — 617,874
Sweden ............................................. — 519,425 — 519,425
Switzerland ........................................... — 1,125,150 — 1,125,150
United Kingdom ........................................ 76,000 2,033,051 — 2,109,051
United States .......................................... — 1,357,178 — 1,357,178

Schedule of Investments
(unaudited) (continued)
July 31, 2024
BlackRock Sustainable Advantage International Equity Fund

Level 1 Level 2 Level 3 Total
Preferred Securities ....................................... $ — $ 94,128 $ — $ 94,128
Short-Term Securities
Money Market Funds ...................................... 391,438 — — 391,438
$ 474,571 $ 16,669,594 $ — $ 17,144,165
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 7,368 $ — $ — $ 7,368
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CDI Crest Depository Interests
MSCI Morgan Stanley Capital International
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)